Description of Business (Details) - shares	1 Months Ended	12 Months Ended
	Feb. 11, 2015	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
General partner, Name		Navios GP L.L.C.
Formation date		Aug. 07, 2007
Date of initial public offering		Nov. 16, 2007
Common units outstanding		83,079,710	77,359,163
General partner units outstanding		1,695,509	1,578,763
Navios Holdings
Entity Information [Line Items]
Ownership percentage of Navios Holdings	20.10%	20.10%
Navios Holdings' general partner interest in Navios Partners		2.00%
Common units outstanding		15,344,310